IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares, Inc.

Supplement dated March 31, 2017

to the Prospectus dated March 1, 2017 (the “Prospectus”) and the Statement of Additional Information dated March 1, 2017 (the “SAI”)

for the iShares Emerging Markets Corporate Bond ETF (CEMB) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and the SAI for the Fund.

The following changes are expected to take effect on or around June 1, 2017:

	Current	New
Fund Name	iShares Emerging Markets Corporate Bond ETF	iShares J.P. Morgan EM Corporate Bond ETF
Underlying Index	Morningstar® Emerging Markets Corporate Bond IndexSM	J.P. Morgan CEMBI Broad Diversified Core Index
Investment Objective	The iShares Emerging Markets Corporate Bond ETF seeks to track the investment results of an index composed of U.S. dollar-denominated, emerging market corporate bonds.	The iShares J.P. Morgan EM Corporate Bond ETF seeks to track the investment results of an index composed of U.S. dollar-denominated, emerging market corporate bonds.
Index Provider	Morningstar, Inc.	JPMorgan Chase & Co.

Change in the Fund’s Principal Investment Strategies

The first three paragraphs on page S-2 of the section of the Prospectus entitled “Principal Investment Strategies” are deleted in their entirety and replaced with the following:

The Fund seeks to track the investment results of the J.P. Morgan CEMBI Broad Diversified Core Index (the “Underlying Index”), which tracks the performance of the U.S. dollar-denominated emerging market corporate bond market. All bonds included in the Underlying Index are selected according to a set of rule-based inclusion criteria regarding issue size, bond type, maturity, and liquidity. The securities included in the Underlying Index are rebalanced on the last U.S. business day of each month. Eligible countries included in the Underlying Index are determined by JPMorgan Chase & Co. or its affiliates (the “Index Provider” or “J.P. Morgan”) based on the Index Provider’s definition of emerging market countries.

The Underlying Index includes bonds issued by corporations based in Latin American, Eastern European, Middle Eastern/African, and Asian countries (excluding Japan) that meet certain criteria to be classified as emerging market countries by J.P. Morgan’s index methodology. To be considered an emerging market, a country’s Gross National Income (“GNI”) per capita must be below the J.P. Morgan Index Income Ceiling (“IIC”) for three consecutive years to be eligible for inclusion. The IIC is defined as the GNI per capita level that is adjusted every year by the growth rate of the World GNI per capita, Atlas method (current U.S. dollars), provided by the World Bank annually. Once the universe of emerging markets countries has been defined, the eligible securities from these countries must be selected for inclusion in the Underlying Index. Bonds are eligible for inclusion in the Underlying Index if (i) the issuer is headquartered in an emerging market country, (ii) the issue is 100% guaranteed by an entity within an emerging market economy, or (iii) 100% of the issuer’s operating assets are located within emerging market economies. Eligible individual securities must have a minimum outstanding face value of $500 million or more. All securities included in the Underlying Index must be U.S. dollar-denominated bonds with a minimum of 5 years to maturity or greater to enter the Underlying Index and a remaining maturity of 2 years or greater at the time of rebalancing to remain in the Underlying Index. There are no ratings restrictions on either the individual bonds or the country of risk.

The Underlying Index is modified market capitalization-weighted according to J.P. Morgan proprietary weighting methodology, which distributes index weights across countries more evenly than pure market capitalization weighting. As of January 31, 2017, the Underlying Index included issuers located in forty-four countries. The Underlying Index may include large-, mid- or small-capitalization companies. Components of the Underlying Index primarily include financials, industrials and utilities companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

The sixth full paragraph on page S-3 of the section of the Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Underlying Index is sponsored by J.P. Morgan, which is independent of the Fund and BFA. J.P. Morgan determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

Change in the Fund’s Discussion of Principal Risks

The section is amended to delete “Energy Sector Risk.”

Changes in the “Index Provider” Section

The first two paragraphs on page 33 of the Prospectus is deleted in its entirety and replaced with the following:

J.P. Morgan is the Index Provider for the Underlying Index. J.P. Morgan is not affiliated with the Trust, BFA, State Street, the Distributor or any of their respective affiliates.

J.P. Morgan provides financial, economic and investment information to the financial community. J.P. Morgan calculates and maintains the J.P. Morgan EMBI® Global Core Index, J.P. Morgan Emerging Markets Bond Index Plus (EMBI+SM), J.P. Morgan Emerging Markets Bond Index Global (EMBI GlobalSM) and Emerging Markets Bond Index Global Diversified (EMBIG DiversifiedSM). Security additions and deletions into the emerging markets bond indexes do not in any way reflect an opinion in the investment merits of the security.

Changes in the Disclaimers

The paragraph at the bottom of the page i of the Prospectus is deleted in its entirety and replaced with the following:

“J.P. Morgan” and “J.P. Morgan CEMBI Broad Diversified Core Index” are trademarks of JPMorgan Chase & Co. and have been licensed for use for certain purposes by BlackRock Fund Advisors or its affiliates. iShares® and BlackRock® are registered trademarks of BlackRock Fund Advisors and its affiliates.

The first two paragraphs on page 33-34 of the section of the Prospectus entitled “Disclaimers” are deleted in their entirety and replaced with the following:

The Fund is not sponsored, endorsed, sold or promoted by J.P. Morgan. J.P. Morgan makes no representation or warranty, express or implied, to the owners of shares of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund in particular, or the ability of the Underlying Index to track general bond market performance. J.P. Morgan’s only relationship to the Trust and BFA or its affiliates is the licensing of certain trademarks and trade names of J.P. Morgan and of the Underlying Index which is determined, composed and calculated by J.P. Morgan without regard to the Trust, BFA or its affiliates or the Fund. J.P. Morgan has no obligation to take the needs of BFA or its affiliates or the owners of shares of the Fund into consideration in determining, composing or calculating the Underlying Index. J.P. Morgan is not responsible for and has not participated in the determination of the prices and amount of shares of the Fund, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the Fund are to be converted into cash. J.P. Morgan has no obligation or liability in connection with the administration, marketing or trading of shares of the Fund. J.P. Morgan does not guarantee the accuracy or the completeness of the Underlying Index or any data included therein and J.P. Morgan shall have no liability for any errors, omissions or interruptions therein.

J.P. Morgan makes no warranty, express or implied, as to results to be obtained by BFA or its affiliates, owners of shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. J.P. Morgan makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall J.P. Morgan have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the Underlying Index or any data included therein, even if notified of the possibility of such damages.

Changes in the Fund’s Construction and Maintenance of the Underlying Indexes

The section of the SAI entitled “Morningstar® Emerging Markets Corporate Bond IndexSM” on page 34 is deleted in its entirety.

The following section entitled “J.P. Morgan CEMBI Broad Diversified Core Index” is added to the new section of the SAI on page 33 entitled “The J.P. Morgan Indexes”:

J.P. Morgan CEMBI Broad Diversified Core Index

Number of Components: approximately 797 as of January 31, 2017

Index Description. The J.P. Morgan CEMBI Broad Diversified Core Index (the “Underlying Index”) is a modified market capitalization-weighted index designed to measure the performance of the U.S. dollar-denominated emerging market corporate bond market.

Index Methodology. To be considered an emerging market, a country’s Gross National Income (“GNI”) per capita must be below the J.P. Morgan Index Income Ceiling (“IIC”) for three consecutive years to be eligible for inclusion. The IIC is defined as the GNI per capita level that is adjusted every year by the growth rate of the World GNI per capita, Atlas method (current U.S. dollars), provided by the World Bank annually. Once the universe of emerging markets countries has been defined, the eligible securities from these countries must be selected for inclusion in the Underlying Index.

Component Selection Criteria. Bonds are eligible for inclusion in the Underlying Index if (i) the issuer is headquartered in an emerging market country, (ii) the issue is 100% guaranteed by an entity within an emerging market economy, or (iii) 100% of the issuer’s operating assets are located within emerging market economies. Individual securities that satisfy all of the following criteria will be eligible for inclusion in the Underlying Index: (i) must be U.S. dollar-denominated bonds; (ii) must have a minimum outstanding face value of $500 million or more; and (iii) must have a minimum of 5 years to maturity or greater to enter the index and a remaining maturity of 2 years or greater at the time of rebalancing to remain in the Underlying Index. There are no ratings restrictions on either the individual bonds or the country of risk.

Index Maintenance. The Underlying Index is modified market capitalization-weighted and is rebalanced on the last U.S. business day of each month.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

IS-A-CEMB-S

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares, Inc.

Supplement dated March 31, 2017

to the Summary Prospectus dated March 1, 2017

for the iShares Emerging Markets Corporate Bond ETF (CEMB) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus for the Fund.

The following changes are expected to take effect on or around June 1, 2017:

	Current	New
Fund Name	iShares Emerging Markets Corporate Bond ETF	iShares J.P. Morgan EM Corporate Bond ETF
Underlying Index	Morningstar® Emerging Markets Corporate Bond IndexSM	J.P. Morgan CEMBI Broad Diversified Core Index
Investment Objective	The iShares Emerging Markets Corporate Bond ETF seeks to track the investment results of an index composed of U.S. dollar-denominated, emerging market corporate bonds.	The iShares J.P. Morgan EM Corporate Bond ETF seeks to track the investment results of an index composed of U.S. dollar-denominated, emerging market corporate bonds.
Index Provider	Morningstar, Inc.	JPMorgan Chase & Co.

Change in the Fund’s Principal Investment Strategies

The first three paragraphs on page S-2 of the section of the Summary Prospectus entitled “Principal Investment Strategies” are deleted in their entirety and replaced with the following:

The Fund seeks to track the investment results of the J.P. Morgan CEMBI Broad Diversified Core Index (the “Underlying Index”), which tracks the performance of the U.S. dollar- denominated emerging market corporate bond market. All bonds included in the Underlying Index are selected according to a set of rule-based inclusion criteria regarding issue size, bond type, maturity, and liquidity. The securities included in the Underlying Index are rebalanced on the last U.S. business day of each month. Eligible countries included in the Underlying Index are determined by JPMorgan Chase & Co. or its affiliates (the “Index Provider” or “J.P. Morgan”) based on the Index Provider’s definition of emerging market countries.

The Underlying Index includes bonds issued by corporations based in Latin American, Eastern European, Middle Eastern/African, and Asian countries (excluding Japan) that meet certain criteria to be classified as emerging market countries by J.P. Morgan’s index methodology. To be considered an emerging market, a country’s Gross National Income (“GNI”) per capita must be below the J.P. Morgan Index Income Ceiling (“IIC”) for three consecutive years to be eligible for inclusion. The IIC is defined as the GNI per capita level that is adjusted every year by the growth rate of the World GNI per capita, Atlas method (current U.S. dollars), provided by the World Bank annually. Once the universe of emerging markets countries has been defined, the eligible securities from these countries must be selected for inclusion in the Underlying Index. Bonds are eligible for inclusion in the Underlying Index if (i) the issuer is headquartered in an emerging market country, (ii) the issue is 100% guaranteed by an entity within an emerging market economy, or (iii) 100% of the issuer’s operating assets are located within emerging market economies. Eligible individual securities must have a minimum outstanding face value of $500 million or more. All securities included in the Underlying Index must be U.S. dollar-denominated bonds with a minimum of 5 years to maturity or greater to enter the Underlying Index and a remaining maturity of 2 years or greater at the time of rebalancing to remain in the Underlying Index. There are no ratings restrictions on either the individual bonds or the country of risk.

The Underlying Index is modified market capitalization-weighted according to J.P. Morgan proprietary weighting methodology, which distributes index weights across countries more evenly than pure market capitalization weighting. As of January 31, 2017, the Underlying Index included issuers located in forty-four countries. The Underlying Index may include large-, mid- or small-capitalization companies. Components of the Underlying Index primarily include financials, industrials and utilities companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

The sixth full paragraph on page S-3 of the section of the Summary Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Underlying Index is sponsored by J.P. Morgan, which is independent of the Fund and BFA. J.P. Morgan determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

Change in the Fund’s Summary of Principal Risks

The section of the Summary Prospectus entitled “Summary of Principal Risks” is amended to delete “Energy Sector Risk.”

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

IS-A-CEMB-SP

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE